RECONCILIATION OF FINANCIAL STATEMENTS AND FORM 5500 - Reconciliation of Benefits Paid To Participants (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid to participants	$ 1,307,480,831
Corrective distributions for 2024 non-discrimination testing	(18,637)
Benefits paid to participants as reported in the Form 5500	$ 1,307,462,194